Schedule of Investments (unaudited) July 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.7%
BHP Group Ltd., Class DI	21,140	$657,329

Brazil — 5.3%
Ambev SA	249,969	785,522
Ambev SA, ADR	70,396	219,635
Cia de Saneamento de Minas Gerais Copasa MG	69,306	296,644
Cielo SA	882,175	880,543
Cogna Educacao SA(a)	1,194,815	846,446
CPFL Energia SA	30,305	229,302
Fleury SA	—	2
Odontoprev SA	11,625	30,140
Qualicorp Consultoria e Corretora de Seguros SA	80,003	72,580
Telefonica Brasil SA	7,450	66,343
Vale SA	79,302	1,159,826
Vale SA, ADR	15,053	220,225
WEG SA	10,324	87,155

		4,894,363

China — 31.5%
3SBio, Inc.(b)	156,000	150,282
Alibaba Group Holding Ltd.(a)	237,420	3,034,080
A-Living Smart City Services Co. Ltd., Class H(a)(b)	126,500	90,022
ANTA Sports Products Ltd.	89,600	1,061,842
Baidu, Inc., Class A(a)	41,492	811,201
Bilibili, Inc., Class Z(a)	2,360	44,887
BOE Technology Group Co. Ltd., Class A	1,461,700	866,007
BYD Co. Ltd., Class A	24,300	927,539
BYD Co. Ltd., Class H	5,000	176,692
BYD Electronic International Co. Ltd.	199,500	770,183
China Life Insurance Co. Ltd., Class H	209,000	366,923
China Merchants Bank Co. Ltd., Class H	222,500	1,106,432
China Pacific Insurance Group Co. Ltd., Class H	103,000	277,680
China Petroleum & Chemical Corp., Class H	548,000	306,900
China State Construction Engineering Corp. Ltd., Class A	30,700	26,243
CSPC Pharmaceutical Group Ltd.	72,000	60,140
Geely Automobile Holdings Ltd.	26,000	37,940
Industrial & Commercial Bank of China Ltd., Class H	1,146,000	559,623
JD.com, Inc., Class A	63,110	1,306,603
KE Holdings, Inc., ADR(a)	10,153	176,865
Kuaishou Technology(a)(b)	6,700	58,804
Kweichow Moutai Co. Ltd., Class A	2,800	738,988
Lenovo Group Ltd.	280,000	322,333
Meituan, Class B(a)(b)	62,780	1,198,478
MMG Ltd.(a)	156,000	57,233
NAURA Technology Group Co. Ltd., Class A	4,000	159,100
NetEase, Inc.	64,370	1,401,999
PDD Holdings, Inc., ADR(a)	2,042	183,412
PetroChina Co. Ltd., Class H	1,095,700	803,407
Pharmaron Beijing Co. Ltd., Class H(b)	20,850	54,601
Ping An Insurance Group Co. of China Ltd., Class H	196,000	1,428,200
Poly Property Services Co. Ltd., Class H	28,200	149,879
RiseSun Real Estate Development Co. Ltd., Class A(a)	1	—
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	204,300	370,813
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	21,300	883,871
Shenzhen SC New Energy Technology Corp., Class A	21,500	282,282
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	9,900	38,285
Sinotruk Hong Kong Ltd.	52,500	110,310
Sunny Optical Technology Group Co. Ltd.	35,400	347,064
Tencent Holdings Ltd.	95,000	4,366,307
Trip.com Group Ltd.(a)	14,950	610,600
Tsingtao Brewery Co. Ltd., Class H	6,000	53,954

Security	Shares	Value

China (continued)
Uni-President China Holdings Ltd.	80,000	$69,167
Wuliangye Yibin Co. Ltd., Class A	36,800	934,687
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	801,000	470,248
Xiaomi Corp., Class B(a)(b)	348,800	554,899
Yum China Holdings, Inc.	5,172	315,595
Zai Lab Ltd.(a)	12,000	36,696
ZTE Corp., Class A	73,500	402,586
ZTE Corp., Class H	84,400	308,889

		28,870,771

Greece — 0.3%
Hellenic Telecommunications Organization SA	6,628	104,602
OPAP SA	10,427	183,385

		287,987

Hong Kong — 0.2%
China Resources Beer Holdings Co. Ltd.	6,000	38,657
Sun Art Retail Group Ltd.	381,000	116,832

		155,489

India — 12.5%
ACC Ltd.	783	19,230
Adani Enterprises Ltd.	2,038	61,824
Adani Green Energy Ltd.(a)	3,883	51,615
Adani Ports & Special Economic Zone Ltd.	6,293	59,541
Adani Power Ltd.(a)	9,527	31,691
Ambuja Cements Ltd.	7,098	40,002
APL Apollo Tubes Ltd.	22,574	437,920
Asian Paints Ltd.	8,332	342,262
Axis Bank Ltd.	11,943	138,652
Cummins India Ltd.	36,543	875,425
HDFC Bank Ltd.	59,726	1,199,064
HDFC Bank Ltd., ADR(c)	3,136	214,126
ICICI Bank Ltd.	116,580	1,420,815
ICICI Bank Ltd., ADR	25,912	636,658
Infosys Ltd.	1,097	18,157
Jio Financial Services Ltd.	18,109	50,166
Kotak Mahindra Bank Ltd.	48,173	1,088,667
Larsen & Toubro Ltd.	8,427	274,962
Larsen & Toubro Ltd., GDR, Registered Shares	2,099	68,631
Maruti Suzuki India Ltd.	510	60,946
Polycab India Ltd.	15,007	879,710
Reliance Industries Ltd.	16,313	506,404
Syngene International Ltd.(b)	34,543	334,703
Tata Consultancy Services Ltd.	30,027	1,250,894
Tata Motors Ltd.	42,779	335,663
Triveni Turbine Ltd.	81,058	394,660
Zydus Lifesciences Ltd.	88,550	681,000

		11,473,388

Indonesia — 4.0%
Ace Hardware Indonesia Tbk PT	544,039	25,988
AKR Corporindo Tbk PT	790,800	72,682
Astra International Tbk PT	419,600	190,685
Bank Central Asia Tbk PT	1,991,400	1,206,054
Bank Mandiri Persero Tbk PT	1,562,100	593,825
Bank Rakyat Indonesia Persero Tbk PT	3,051,200	1,142,381
Perusahaan Gas Negara Tbk PT	4,858,200	439,852

		3,671,467

Kuwait — 0.5%
Kuwait Finance House KSCP	139,614	358,667
National Bank of Kuwait SAKP	35,509	111,199

		469,866

1

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia — 1.5%
CIMB Group Holdings Bhd	96,100	$118,381
Hartalega Holdings Bhd	87,800	42,872
IHH Healthcare Bhd	199,500	263,488
Petronas Dagangan Bhd	13,900	70,779
Public Bank Bhd	927,700	858,130

		1,353,650

Mexico — 0.1%
Alsea SAB de CV(a)	11,525	39,995

Peru — 0.1%
Southern Copper Corp.	1,026	89,714

Philippines — 0.1%
SM Investments Corp.	7,480	124,286

Poland — 1.9%
Allegro.eu SA(a)(b)	12,684	111,828
Bank Polska Kasa Opieki SA	4,944	145,986
Jastrzebska Spolka Weglowa SA(a)	9,464	96,688
ORLEN SA	53,347	950,833
Powszechny Zaklad Ubezpieczen SA	45,568	460,827

		1,766,162

Qatar — 0.8%
Industries Qatar QSC	42,690	156,245
Ooredoo QPSC	107,444	337,168
Qatar Electricity & Water Co. QSC	19,017	94,683
Qatar National Bank QPSC	33,160	154,598

		742,694

Russia(d) — 0.0%
Alrosa PJSC(a)	1,407,496	153
LUKOIL PJSC	23,527	3
Novatek PJSC	29,650	3

		159

Saudi Arabia — 3.2%
Al Rajhi Bank	36,644	728,393
Saudi Arabian Mining Co.(a)	24,163	286,098
Saudi Arabian Oil Co.(b)	76,182	658,348
Saudi Basic Industries Corp.	39,652	906,224
Saudi Telecom Co.	28,724	324,801

		2,903,864

South Africa — 1.5%
FirstRand Ltd.	107,581	437,626
Standard Bank Group Ltd.	34,600	369,531
Truworths International Ltd.	136,589	548,303

		1,355,460

South Korea — 9.1%
Amorepacific Group	19,388	416,093
Celltrion, Inc.	1,996	229,634
Cheil Worldwide, Inc.	24,354	346,600
CJ Logistics Corp.	4,021	227,169
GS Retail Co. Ltd.	12,539	208,895
Hugel, Inc.(a)	3,517	297,555
Hyundai Mobis Co. Ltd.	773	141,240
Hyundai Motor Co.	2,200	338,257
KB Financial Group, Inc.	2,390	95,626
KCC Corp.	2,119	352,625

Security	Shares	Value

South Korea (continued)
KH Vatec Co. Ltd.	5,590	$82,320
Kia Corp.	11,660	756,726
LG H&H Co. Ltd.	397	133,202
Lotte Shopping Co. Ltd.	1,370	75,236
NAVER Corp.	2,455	437,401
NCSoft Corp.	854	185,272
POSCO Holdings, Inc.	609	306,734
Samsung Electro-Mechanics Co. Ltd.	353	40,270
Samsung Electronics Co. Ltd.	54,721	2,996,119
Samsung SDI Co. Ltd.	354	184,686
SK Hynix, Inc.	4,058	392,859
SK Telecom Co. Ltd.	2,647	95,718

		8,340,237

Taiwan — 15.8%
Accton Technology Corp.	26,000	317,209
ASMedia Technology, Inc.	5,000	156,885
Chroma ATE, Inc.	53,000	466,853
Chunghwa Telecom Co. Ltd.	211,000	778,370
Chunghwa Telecom Co. Ltd., ADR	3,348	122,872
Elan Microelectronics Corp.	137,000	509,014
Getac Holdings Corp.	62,000	133,989
Global Mixed Mode Technology, Inc.	34,000	220,876
Gourmet Master Co. Ltd.	107,000	421,151
Hon Hai Precision Industry Co. Ltd.	332,000	1,148,830
Hon Hai Precision Industry Co. Ltd., GDR, Registered Shares	3,405	23,885
Makalot Industrial Co. Ltd.	84,000	834,531
MediaTek, Inc.	22,000	484,108
Novatek Microelectronics Corp.	20,000	270,471
Phison Electronics Corp.	65,000	847,488
Poya International Co. Ltd.	42,420	690,940
President Chain Store Corp.	14,000	124,378
Primax Electronics Ltd.	359,000	738,019
Quanta Computer, Inc.	47,000	357,569
Realtek Semiconductor Corp.	13,000	178,544
Taiwan Semiconductor Manufacturing Co. Ltd.	299,000	5,399,222
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,659	263,640

		14,488,844

Thailand — 3.1%
Bangchak Corp. PCL, NVDR	750,700	840,056
Bangkok Dusit Medical Services PCL, NVDR	1,133,500	953,588
Energy Absolute PCL, NVDR	83,900	151,972
PTT Exploration & Production PCL, NVDR	199,000	929,282

		2,874,898

Turkey — 0.6%
Arcelik A/S(a)	6,524	37,387
Migros Ticaret A/S	46,684	511,150

		548,537

United Arab Emirates — 0.3%
Emirates NBD Bank PJSC	46,093	213,278
First Abu Dhabi Bank PJSC	12,993	51,782

		265,060

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 0.9%
Genpact Ltd.	23,254	$839,237

Total Common Stocks — 94.0% (Cost: $80,149,054)		86,213,457

Preferred Securities

Preferred Stocks — 0.8%

Brazil — 0.8%
Braskem SA, Series A(a)	124,140	666,805
Petroleo Brasileiro SA	10,333	67,980

		734,785

Total Preferred Securities — 0.8% (Cost: $732,868)		734,785

Total Long-Term Investments — 94.8% (Cost: $80,881,922)		86,948,242

Short-Term Securities

Money Market Funds — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.16%(e)(f)	4,620,108	4,620,108
SL Liquidity Series, LLC, Money Market Series, 5.47%(e)(f)(g)	8,989	8,991

Total Short-Term Securities — 5.1% (Cost: $4,629,092)		4,629,099

Total Investments — 99.9% (Cost: $85,511,014)		91,577,341

Other Assets Less Liabilities — 0.1%		112,259

Net Assets — 100.0%		$91,689,600

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,592,936	$27,172	(a)	$—	$—	$—	$4,620,108	4,620,108	$49,871		$—
SL Liquidity Series, LLC, Money Market Series	8,990	—		—	—	1	8,991	8,989	5	(b)	—

					$—	$1	$4,629,099		$49,876		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI Emerging Markets Index	90	09/15/23	$4,744	$179,641

3

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$657,329	$—	$657,329
Brazil	4,894,363	—	—	4,894,363
China	675,872	28,194,899	—	28,870,771
Greece	—	287,987	—	287,987
Hong Kong	—	155,489	—	155,489
India	902,399	10,570,989	—	11,473,388
Indonesia	—	3,671,467	—	3,671,467
Kuwait	—	469,866	—	469,866
Malaysia	70,779	1,282,871	—	1,353,650
Mexico	39,995	—	—	39,995
Peru	89,714	—	—	89,714
Philippines	—	124,286	—	124,286
Poland	—	1,766,162	—	1,766,162
Qatar	337,168	405,526	—	742,694
Russia	—	—	159	159
Saudi Arabia	—	2,903,864	—	2,903,864
South Africa	917,834	437,626	—	1,355,460
South Korea	—	8,340,237	—	8,340,237
Taiwan	386,512	14,102,332	—	14,488,844
Thailand	—	2,874,898	—	2,874,898
Turkey	511,150	37,387	—	548,537
United Arab Emirates	—	265,060	—	265,060
United States	839,237	—	—	839,237
Preferred Securities
Preferred Stocks	734,785	—	—	734,785
Short-Term Securities
Money Market Funds	4,620,108	—	—	4,620,108

	$15,019,916	$76,548,275	$159	91,568,350

Investments Valued at NAV(a)				8,991

				$91,577,341

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) July 31, 2023	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Assets
Equity Contracts	$179,641	$—	$—	$179,641

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

SAB	Special Assessment Bonds

5